Trading Account Profits And Losses (Net Trading Gains (Losses)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest rate and other derivative contracts	¥ (82,684)		¥ 77,698		¥ (3,095)
Trading account securities, excluding derivatives	652,960		589,587		137,000
Trading account profits-net	570,276		667,285		133,905
Foreign exchange derivative contracts	(94,223)	[1]	(94,853)	[1]	79,840	[1]
Net trading gains	¥ 476,053		¥ 572,432		¥ 213,745

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)-net in the accompanying consolidated statements of income. Foreign exchange gains (losses)-net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.